Financial Instruments and Financial Risk Management - Currency Risk (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Jul. 01, 2023
Financial Instruments and Financial Risk Management
Cash	$ 28,906	$ 38,667	$ 44,975
Accounts payable	2,988	8,217	$ 9,610
Currency risk
Financial Instruments and Financial Risk Management
Cash	$ 4,314	5,879
Accounts payable		$ 4